Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 199	$ 103	$ 875	$ 162
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	8	4	34	7
Selling, general and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	49	34	247	52
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 142	$ 65	$ 594	$ 103